............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000
                 Check here if Amendment [_]; Amendment Number:
                                                                 ---------------


                        This Amendment (Check only one.):
                           [_]  is a restatement.
                           [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:

/S/ BRIAN S. KRIFTCHER
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

February 13, 2001
-----------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         43

Form 13F Information Table Value Total:

         $  739,874 (thousands)

--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.
--------------------------------------------------------------------------------

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.

                                      NONE





                                                   Satellite Asset Management, L.P.
                                                      Form 13F Information Table
                                                           December 31, 2000


      ------------------------------------------------------------------------------------------------------------------------------
      Name of Issuer          Title   CUSIP       Value (x   Shrs or  SH/PRN Put/  Investment Discretion  Other     Voting Authority
      --------------          -----   -----       --------   -------  ------ ----  ---------------------  -----     ----------------
                              of                  $1000)     prn amt         Call                         Managers
                              --                  -----      -------         ----                         --------
                              Class                                                                               Sole  Shared  None
                              -----                                                                               ----  ------  ----
      ------------------------------------------------------------------------------------------------------------------------------
      AT&T CORP               COM     001957109   11,862     685,190  SH           SOLE                        685,190
      ------------------------------------------------------------------------------------------------------------------------------
      ADECCO SA               SPONS   006754105      446       5,700  SH           SOLE                          5,700
                              ADR
      ------------------------------------------------------------------------------------------------------------------------------
      APPLIED MATERIALS INC   COM     038222105      303       7,943  SH           SOLE                          7,943
      ------------------------------------------------------------------------------------------------------------------------------
      APPLIED MICRO CIRCUITS  COM     03822W109      467       6,220  SH           SOLE                          6,220
      CORP
      ------------------------------------------------------------------------------------------------------------------------------
      AVAYA INC               COM     053499109      246      23,845  SH           SOLE                          23,845
      ------------------------------------------------------------------------------------------------------------------------------
      AXA                     SPONS   054536107   46,966     654,010  SH           SOLE                         654,010
                              ADR
      ------------------------------------------------------------------------------------------------------------------------------
      AXA FINANCIAL INC       COM     002451102  124,434   2,227,000  SH           SOLE                       2,227,000
      ------------------------------------------------------------------------------------------------------------------------------
      BATTLE MTN GOLD CO      COM     071593107      197     117,000  SH           SOLE                         117,000
      ------------------------------------------------------------------------------------------------------------------------------
      BP AMOCO PLC            SPONS   055622104    6,535     136,500  SH           SOLE                         136,500
                              ADR
      ------------------------------------------------------------------------------------------------------------------------------
      CHARLES SCHWAB CORP     COM     808513105    2,786      98,183  SH           SOLE                          98,183
      ------------------------------------------------------------------------------------------------------------------------------
      CITIGROUP INC           COM     172967101   37,721     738,720  SH           SOLE                         738,720
      ------------------------------------------------------------------------------------------------------------------------------
      CLEAR CHANNEL           COM     184502102   25,469     525,820  SH           SOLE                         525,820
      COMMUNICATIONS
      ------------------------------------------------------------------------------------------------------------------------------
      COASTAL CORP            COM     190441105  188,998   2,140,100  SH           SOLE                       2,140,100
      ------------------------------------------------------------------------------------------------------------------------------
      COMMERCE ONE INC DEL    COM     200693109    1,609      63,552  SH           SOLE                          63,552
      ------------------------------------------------------------------------------------------------------------------------------
      CORNING INC             COM     219350105   18,829     356,529  SH           SOLE                         356,529
      ------------------------------------------------------------------------------------------------------------------------------
      COULTER PHARMACEUTICAL  COM     222116105    6,178     245,900  SH           SOLE                         245,900
      INC
      ------------------------------------------------------------------------------------------------------------------------------


      ------------------------------------------------------------------------------------------------------------------------------
      Name of Issuer          Title   CUSIP       Value (x   Shrs or  SH/PRN Put/  Investment Discretion  Other     Voting Authority
      --------------          -----   -----       --------   -------  ------ ----  ---------------------  -----     ----------------
                              of                  $1000)     prn amt         Call                         Managers
                              --                  -----      -------         ----                         --------
                              Class                                                                               Sole  Shared  None
                              -----                                                                               ----  ------  ----
      ------------------------------------------------------------------------------------------------------------------------------
      DELHAIZE AMER INC       CL A    246688105    1,039      58,740  SH           SOLE                          58,740
      ------------------------------------------------------------------------------------------------------------------------------
      DEVON ENERGY CORP NEW   COM     25179M103    1,043      17,104  SH           SOLE                          17,104
      ------------------------------------------------------------------------------------------------------------------------------
      ELAN PLC                ADR     284131208    2,745      58,674  SH           SOLE                          58,674
      ------------------------------------------------------------------------------------------------------------------------------
      EQUITY OFFICE           COM     294741103    4,956     151,910  SH           SOLE                         151,910
      PROPERTIES TRUST
      ------------------------------------------------------------------------------------------------------------------------------
      FLEXTRONICS INTL LTD    ORD     Y2573F102    4,196     147,218  SH           SOLE                         147,218
      ------------------------------------------------------------------------------------------------------------------------------
      GEMSTAR-TV GUIDE INTL   COM     36866W106    3,194      69,240  SH           SOLE                          69,240
      INC
      ------------------------------------------------------------------------------------------------------------------------------
      GENTIVA HEALTH SERV INC COM     37247A102      306      22,855  SH           SOLE                          22,855
      ------------------------------------------------------------------------------------------------------------------------------
      GLOBAL CROSSING LTD     COM     G3921A100    1,040      72,668  SH           SOLE                          72,668
      ------------------------------------------------------------------------------------------------------------------------------
      INTL PAPER CO           COM     460146103      956      23,432  SH           SOLE                          23,432
      ------------------------------------------------------------------------------------------------------------------------------
      LANIER WORLDWIDE INC    COM     51589L105      360     120,000  SH           SOLE                         120,000
      ------------------------------------------------------------------------------------------------------------------------------
      LUCENT TECHNOLOGIES INC COM     549463107    3,863     286,160  SH           SOLE                         286,160
      ------------------------------------------------------------------------------------------------------------------------------
      MICROSOFT CORP          COM      594918104    4,758    109,700  SH           SOLE                         109,700
      ------------------------------------------------------------------------------------------------------------------------------
      MORGAN J P & CO INC     COM      616880100   64,375    382,913  SH           SOLE                         382,913
      ------------------------------------------------------------------------------------------------------------------------------
      MOTOROLA INC            COM      620076109    5,862    289,500  SH           SOLE                         289,500
      ------------------------------------------------------------------------------------------------------------------------------
      NORTEL NETWORKS CORP    COM      656568102   15,713    490,074  SH           SOLE                         490,074
      ------------------------------------------------------------------------------------------------------------------------------
      OPENWAVE SYSTEMS INC    COM      683718100    1,995     41,620  SH           SOLE                          41,620
      ------------------------------------------------------------------------------------------------------------------------------
      PFIZER INC              COM      717081103   20,489    445,417  SH           SOLE                         445,417
      ------------------------------------------------------------------------------------------------------------------------------
      PHARMACIA CORP          COM      71713U102   28,380    465,241  SH           SOLE                         465,241
      ------------------------------------------------------------------------------------------------------------------------------
      QWEST COMMUN INTL INC   COM      749121109   25,017    610,165  SH           SOLE                         610,165
      ------------------------------------------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------------------------------------------
      Name of Issuer          Title   CUSIP       Value (x   Shrs or  SH/PRN Put/  Investment Discretion  Other     Voting Authority
      --------------          -----   -----       --------   -------  ------ ----  ---------------------  -----     ----------------
                              of                  $1000)     prn amt         Call                         Managers
                              --                  -----      -------         ----                         --------
                              Class                                                                               Sole  Shared  None
                              -----                                                                               ----  ------  ----
      ------------------------------------------------------------------------------------------------------------------------------
      R & B FALCON CORP       COM      74912E101    7,340     320,000 SH           SOLE                         320,000
      ------------------------------------------------------------------------------------------------------------------------------
      SHAW INDUSTRIES INC     COM      820286102   28,378   1,498,500 SH           SOLE                       1,498,500
      ------------------------------------------------------------------------------------------------------------------------------
      TERRA NETWORKS SA       SPONS    88100W103      185      17,500 SH           SOLE                          17,500
                              ADR
      ------------------------------------------------------------------------------------------------------------------------------
      TEXAS INSTRS INC        COM      882508104    6,672     140,829 SH           SOLE                         140,829
      ------------------------------------------------------------------------------------------------------------------------------
      TYCO INTERNATIONAL LTD  COM      902124106    6,584     118,630 SH           SOLE                         118,630
      ------------------------------------------------------------------------------------------------------------------------------
      UBS AG                  ORD      H8920G155    6,456      39,510 SH           SOLE                          39,510
      ------------------------------------------------------------------------------------------------------------------------------
      VERITAS SOFTWARE CO     COM      923436109   14,620     167,088 SH           SOLE                         167,088
      ------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO & CO        COM      949746101    6,306     113,240 SH           SOLE                         113,240
      ------------------------------------------------------------------------------------------------------------------------------
      REPORT
      SUMMARY:  43 DATA RECORDS                   739,874        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
